WARRANTS (Details) - USD ($) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Fair value of warrants		41.2
FPA warrants
Class of Stock [Line Items]
Warrants Outstanding	$ 666,663
Exercise Price	$ 11.50
Fair Value Price per Share	$ 2.01
Private placement warrants
Class of Stock [Line Items]
Warrants Outstanding	$ 6,686,667
Exercise Price	$ 11.50
Fair Value Price per Share	$ 2.35
Public warrants
Class of Stock [Line Items]
Warrants Outstanding	$ 13,799,936
Exercise Price	$ 11.50
Fair Value Price per Share	$ 2.01
Working Capital warrants
Class of Stock [Line Items]
Warrants Outstanding	$ 2,000,000
Exercise Price	$ 11.50
Fair Value Price per Share	$ 2.35
Private and working capital warrants
Class of Stock [Line Items]
Fair value of warrants	49.4